Commitments and contingencies (Details) € in Thousands	1 Months Ended
	Jan. 31, 2026 USD ($)	Jan. 31, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 01, 2022 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Future lease payments under short-term leases not recognized			$ 0	$ 0
Minimum purchase agreement commitment					$ 80,900,000
Remaining commitments			58,200,000	56,900,000
Contingent assets			$ 0	$ 0
Guardant | Major litigation
Disclosure of contingent liabilities in business combination [line items]
Litigation ordered payment of interim award costs	$ 470,080	€ 400